Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 5,749	$ 5,850	$ 17,874	$ 18,768
Cost and Expenses:
Cost of goods sold	4,524	4,599	14,014	14,771
Selling, general and administrative expenses	546	565	1,687	1,758
Research and development expenses	211	207	619	622
Restructuring expenses	6	18	31	52
Interest expense	273	258	743	824
Other, net	131	286	951	498
Total Costs and Expenses	5,691	5,933	18,045	18,525
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	58	(83)	(171)	243
Income taxes	32	56	179	259
Equity income of unconsolidated subsidiaries and affiliates	13	11	5	33
Net income (loss)	39	(128)	(345)	17
Net income (loss) attributable to noncontrolling interests		(4)	2	(5)
Net income (loss) attributable to CNH Industrial N.V.	39	(124)	(347)	22
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	268	336	1,011	1,154
Cost and Expenses:
Cost of goods sold	221	281	850	972
Selling, general and administrative expenses	30	35	93	100
Research and development expenses	2	3	3	8
Restructuring expenses		1	5	1
Interest expense	39	40	101	121
Interest compensation to Financial Services	2	3	8	9
Other, net	20	20	61	40
Total Costs and Expenses	314	383	1,121	1,251
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(46)	(47)	(110)	(97)
Income taxes		(2)		(5)
Equity income of unconsolidated subsidiaries and affiliates	85	(79)	(236)	114
Net income (loss)	39	(124)	(346)	22
Net income (loss) attributable to CNH Industrial N.V.	39	(124)	(346)	22
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2	2	6	7
Cost and Expenses:
Interest expense	105	61	233	185
Other, net		(1)		(3)
Total Costs and Expenses	105	60	233	182
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(103)	(58)	(227)	(175)
Income taxes	(37)	(21)	(83)	(66)
Equity income of unconsolidated subsidiaries and affiliates	66	88	208	290
Net income (loss)		51	64	181
Net income (loss) attributable to CNH Industrial N.V.		51	64	181
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2,301	3,023	7,078	7,990
Cost and Expenses:
Cost of goods sold	1,914	2,642	5,918	6,710
Selling, general and administrative expenses	118	128	367	377
Research and development expenses	70	68	202	210
Restructuring expenses		1	(8)	3
Interest expense	29	53	85	124
Interest compensation to Financial Services	48	45	142	135
Other, net	29	34	78	138
Total Costs and Expenses	2,208	2,971	6,784	7,697
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	93	52	294	293
Income taxes	12	15	58	68
Equity income of unconsolidated subsidiaries and affiliates	48	40	192	210
Net income (loss)	129	77	428	435
Net income (loss) attributable to CNH Industrial N.V.	129	77	428	435
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	4,471	4,502	14,138	14,185
Cost and Expenses:
Cost of goods sold	3,509	3,512	11,104	11,102
Selling, general and administrative expenses	398	402	1,227	1,281
Research and development expenses	139	136	414	404
Restructuring expenses	6	16	34	48
Interest expense	223	233	675	805
Other, net	82	233	812	323
Total Costs and Expenses	4,357	4,532	14,266	13,963
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	114	(30)	(128)	222
Income taxes	57	64	204	262
Equity income of unconsolidated subsidiaries and affiliates	11	(28)	93	58
Net income (loss)	68	(122)	(239)	18
Net income (loss) attributable to noncontrolling interests		(4)	2	(5)
Net income (loss) attributable to CNH Industrial N.V.	68	(118)	(241)	23
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(1,293)	(2,013)	(4,359)	(4,568)
Cost and Expenses:
Cost of goods sold	(1,120)	(1,836)	(3,858)	(4,013)
Interest expense	(123)	(129)	(351)	(411)
Interest compensation to Financial Services	(50)	(48)	(150)	(144)
Total Costs and Expenses	(1,293)	(2,013)	(4,359)	(4,568)
Equity income of unconsolidated subsidiaries and affiliates	(197)	(10)	(252)	(639)
Net income (loss)	(197)	(10)	(252)	(639)
Net income (loss) attributable to CNH Industrial N.V.	$ (197)	$ (10)	$ (252)	$ (639)